LEASES Schedule of Components of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 8,616	$ 9,610
Finance lease cost	130	345
Short-term lease cost	2,020	1,961
ROU asset impairment	0	877
Lease expense	10,766	12,793
Sublease income	(1,534)	(1,032)
Total lease expenses	$ 9,232	$ 11,761
Minimum
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term	1 month 6 days	2 months 12 days
Maximum
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term	11 years	12 years